Investment Strategy - Tactical Multi-Purpose Fund	Dec. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is available only to clients of the Adviser whose accounts are managed by the Adviser on a discretionary basis. The Fund is designed to be used by the Adviser to facilitate moving groups of clients into and out of defensive and special situation investments efficiently based on the Adviser’s perceptions of market risks and opportunities. Much of the time the Fund may be limited in size, with its assets invested in cash and cash equivalents, such as money market funds and other short-term fixed income instruments. If the Adviser perceives heightened risks in markets, it may invest substantial amounts of its clients’ assets in the Fund in positions designed to be defensive (cash and cash equivalents) or in positions (such as short sales, options, futures, swaps and other derivatives, including inverse securities that may be leveraged) designed to take advantage of anticipated declines in markets, in particular sections of the market or in individual securities. If the Adviser perceives opportunities in particular special situation investments, the Adviser may invest substantial amounts of its clients’ assets in the Fund in positions (such as options, futures, swaps and other derivatives) designed to take advantage of the perceived opportunities.

In pursuing its strategy, the Fund may hold domestic and/or foreign (including emerging markets) securities and other instruments linked to equity securities, commodities, currencies, currency exchange rates, credit and interest rates that may include derivatives (including futures, options on futures, swaps, forwards, and exchange-traded notes), money market instruments, common stocks of any market capitalization and other equity-like securities (including preferred stock, warrants, rights, and depositary receipts), fixed-income securities (including U.S. and non-U.S. Government obligations, sovereign and high-yield debt), shares of other mutual funds and exchange-traded funds. The Fund is not limited as to the maturity of its fixed-income investments. The Fund is not limited as to the debt quality of its fixed-income investments. The Fund may also sell securities short. The Fund’s investments in different types of securities may vary significantly based on current or anticipated market conditions. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies or other assets (e.g., commodities or currencies) than a diversified fund.